Accounts Receivable (Details) - Schedule of Account Receivable	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Account Receivable [Abstract]
Accounts receivable	¥ 144,670,083		¥ 79,603,065
Less: Allowance for credit losses	(14,315,654)		(1,852,816)
Accounts receivable and Notes receivable, net	¥ 130,354,429	$ 17,937,366	¥ 77,750,249